Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 3, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 3, 2012
Prospectus Date	rr_ProspectusDate	Apr 12, 2012

Touchstone Dynamic Equity Fund (Prospectus Summary): | Touchstone Dynamic Equity Fund
Touchstone Dynamic Equity Fund

TOUCHSTONE STRATEGIC TRUST

Touchstone Dynamic Equity Fund

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Touchstone Dynamic Equity Fund (the “Fund”) Prospectus and Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Dynamic Equity Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Fund’s Prospectus on page 8 and in the Fund’s Summary Prospectus on page 5.

Please retain this Supplement for future reference.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Touchstone Dynamic Equity Fund	Return Before Taxes	1.65%	(5.43%)	1.09%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 12, 2012
Touchstone Dynamic Equity Fund (Prospectus Summary): | Touchstone Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Dynamic Equity Fund
Supplement Text	ck0000711080_SupplementTextBlock

TOUCHSTONE STRATEGIC TRUST

Touchstone Dynamic Equity Fund

Supplement to Prospectus and Summary Prospectus dated April 12, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Touchstone Dynamic Equity Fund (the “Fund”) Prospectus and Summary Prospectus dated April 12, 2012 and this Supplement should be read in conjunction with such documents:

The following replaces the text with respect to the performance of the Class A shares of the Touchstone Dynamic Equity Fund set forth under the heading “Average Annual Total Returns for the periods ended December 31, 2011” in the Fund’s Prospectus on page 8 and in the Fund’s Summary Prospectus on page 5.

Please retain this Supplement for future reference.

Touchstone Dynamic Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDEAX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.09%